Schedule of investments

Delaware Fund for Income June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.94%
Cheniere Energy 144A PIK 4.875% exercise price $93.64,
expiration date 5/28/21 # ❆	3,830,000	$3,886,301
Total Convertible Bond (cost $3,879,600)		3,886,301

Corporate Bonds – 87.47%
Banking - 4.62%
Ally Financial 8.00% 11/1/31	2,135,000	2,759,698
Citizens Financial Group 5.65%µy	1,820,000	1,849,575
Credit Suisse Group
144A 6.25%#µy	400,000	418,431
144A 7.50%#µy	1,525,000	1,646,878
Deutsche Bank 6.00%µy	3,200,000	2,648,640
Popular 6.125% 9/14/23	5,405,000	5,478,751
Royal Bank of Scotland Group 8.625%µy	3,215,000	3,349,934
Truist Financial 4.95%µy	925,000	948,125
		19,100,032
Basic Industry - 9.86%
Allegheny Technologies
5.875% 12/1/27	825,000	768,673
7.875% 8/15/23	2,480,000	2,545,360
Blue Cube Spinco 10.00% 10/15/25	775,000	807,856
Cemex 144A 7.375% 6/5/27 #	1,195,000	1,217,108
First Quantum Minerals
144A 7.25% 4/1/23 #	1,750,000	1,682,301
144A 7.50% 4/1/25 #	2,005,000	1,923,026
Freeport-McMoRan 5.45% 3/15/43	4,440,000	4,366,229
Hudbay Minerals 144A 7.625% 1/15/25 #	550,000	528,058
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,075,000	1,101,214
Kraton Polymers 144A 7.00% 4/15/25 #	2,275,000	2,294,360
M/I Homes 4.95% 2/1/28	2,781,000	2,772,309
Mattamy Group
144A 4.625% 3/1/30 #	655,000	629,927
144A 5.25% 12/15/27 #	1,870,000	1,866,494
New Gold
144A 6.375% 5/15/25 #	490,000	496,686
144A 7.50% 7/15/27 #	775,000	802,466
Novelis 144A 5.875% 9/30/26 #	1,462,000	1,463,711
Olin 5.00% 2/1/30	1,090,000	967,173
PolyOne 144A 5.75% 5/15/25 #	3,047,000	3,140,314
PowerTeam Services 144A 9.033% 12/4/25 #	2,780,000	2,847,763
Standard Industries
144A 4.375% 7/15/30 #	845,000	838,401
144A 5.375% 11/15/24 #	1,435,000	1,478,933

NQ-QIV [6/20] 8/20 (1294188) 1

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Tms International Holding 144A 7.25% 8/15/25 #	1,440,000	$1,180,800
Tronox 144A 6.50% 4/15/26 #	1,580,000	1,481,092
WESCO Distribution 144A 7.25% 6/15/28 #	2,640,000	2,790,665
WR Grace & Co. 144A 4.875% 6/15/27 #	775,000	788,973
		40,779,892
Capital Goods - 5.90%
ARD Finance 144A PIK 6.50% 6/30/27 # ✤	1,975,000	1,957,353
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	1,350,000	1,327,469
Berry Global
144A 4.875% 7/15/26 #	1,325,000	1,346,260
144A 5.625% 7/15/27 #	1,550,000	1,597,515
Bombardier
144A 7.50% 12/1/24 #	1,950,000	1,272,580
144A 7.875% 4/15/27 #	530,000	348,043
Gates Global 144A 6.25% 1/15/26 #	1,504,000	1,492,088
Griffon 5.75% 3/1/28	2,280,000	2,257,200
Mauser Packaging Solutions Holding 144A
5.50% 4/15/24 #	792,000	779,615
Terex 144A 5.625% 2/1/25 #	1,185,000	1,084,275
Titan Acquisition 144A 7.75% 4/15/26 #	800,000	759,324
TransDigm
5.50% 11/15/27	2,425,000	2,123,609
144A 6.25% 3/15/26 #	3,200,000	3,203,520
144A 8.00% 12/15/25 #	405,000	427,423
United Rentals North America 5.25% 1/15/30	3,805,000	3,937,471
Vertical US Newco 144A 5.25% 7/15/27 #	495,000	495,000
		24,408,745
Communications - 10.43%
Altice France Holding
144A 6.00% 2/15/28 #	2,570,000	2,444,725
144A 10.50% 5/15/27 #	2,500,000	2,764,813
C&W Senior Financing 144A 6.875% 9/15/27 #	2,771,000	2,752,698
CenturyLink 144A 5.125% 12/15/26 #	3,520,000	3,516,674
Cincinnati Bell 144A 7.00% 7/15/24 #	1,450,000	1,483,517
Consolidated Communications 6.50% 10/1/22	3,622,000	3,348,086
Frontier Communications 144A 8.00% 4/1/27 #‡	4,650,000	4,727,562
Level 3 Financing 144A 4.25% 7/1/28 #	2,385,000	2,393,777
Qwest 7.25% 9/15/25	1,575,000	1,788,681
Sprint
7.625% 3/1/26	1,325,000	1,567,058
7.875% 9/15/23	4,915,000	5,541,638
Sprint Capital 8.75% 3/15/32	815,000	1,165,849

2 NQ-QIV [6/20] 8/20 (1294188)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 6.00% 4/15/24	1,875,000	$1,921,528
Uniti Group 144A 7.875% 2/15/25 #	2,413,000	2,453,140
Vodafone Group 7.00% 4/4/79 µ	1,595,000	1,870,871
Zayo Group Holdings 144A 6.125% 3/1/28 #	3,500,000	3,409,770
		43,150,387
Consumer Cyclical - 7.08%
Allison Transmission 144A 5.875% 6/1/29 #	1,810,000	1,887,658
Boyd Gaming
144A 4.75% 12/1/27 #	2,260,000	1,944,368
144A 8.625% 6/1/25 #	865,000	905,547
Colt Merger Sub
144A 6.25% 7/1/25 #	2,115,000	2,103,791
144A 8.125% 7/1/27 #	2,260,000	2,203,500
Ford Motor
8.50% 4/21/23	1,580,000	1,673,813
9.00% 4/22/25	490,000	530,731
Ford Motor Credit
4.542% 8/1/26	1,205,000	1,155,294
5.584% 3/18/24	1,085,000	1,097,765
5.875% 8/2/21	1,005,000	1,016,779
L Brands
144A 6.875% 7/1/25 #	1,515,000	1,568,025
144A 9.375% 7/1/25 #	890,000	893,338
MGM Resorts International
5.75% 6/15/25	1,310,000	1,299,369
6.00% 3/15/23	1,200,000	1,215,126
Murphy Oil USA 4.75% 9/15/29	4,751,000	4,868,896
Scientific Games International 144A 8.25% 3/15/26 #	1,723,000	1,532,100
Stars Group Holdings 144A 7.00% 7/15/26 #	825,000	871,559
William Carter 144A 5.50% 5/15/25 #	2,455,000	2,536,322
		29,303,981
Consumer Non-Cyclical - 4.67%
JBS USA LUX
144A 5.50% 1/15/30 #	3,475,000	3,567,748
144A 5.875% 7/15/24 #	575,000	583,806
Kraft Heinz Foods
144A 3.875% 5/15/27 #	1,975,000	2,066,520
5.00% 7/15/35	1,055,000	1,161,669
5.20% 7/15/45	1,765,000	1,916,165
Pilgrim’s Pride 144A 5.875% 9/30/27 #	2,325,000	2,330,847

NQ-QIV [6/20] 8/20 (1294188) 3

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.50% 12/15/29 #	1,325,000	$1,372,448
144A 5.75% 3/1/27 #	1,150,000	1,193,591
Spectrum Brands
144A 5.00% 10/1/29 #	2,455,000	2,433,052
144A 5.50% 7/15/30 #	575,000	577,156
US Foods 144A 6.25% 4/15/25 #	2,066,000	2,111,194
		19,314,196
Energy - 9.32%
Continental Resources 5.00% 9/15/22	2,270,000	2,237,233
Crestwood Midstream Partners 6.25% 4/1/23	2,175,000	1,941,416
DCP Midstream Operating
3.875% 3/15/23	1,100,000	1,070,421
5.125% 5/15/29	925,000	884,938
EQM Midstream Partners 144A 6.50% 7/1/27 #	1,535,000	1,576,184
Genesis Energy 6.50% 10/1/25	1,600,000	1,372,984
Murphy Oil 5.875% 12/1/27	3,395,000	2,990,791
NuStar Logistics
5.625% 4/28/27	1,650,000	1,598,627
6.00% 6/1/26	1,650,000	1,619,830
Occidental Petroleum
2.70% 8/15/22	2,580,000	2,406,611
2.70% 2/15/23	2,370,000	2,171,513
3.50% 8/15/29	1,165,000	857,323
PDC Energy 6.125% 9/15/24	2,173,000	2,028,811
Precision Drilling
6.50% 12/15/21	137,216	128,108
144A 7.125% 1/15/26 #	950,000	582,882
Southwestern Energy
6.20% 1/23/25	1,550,000	1,332,008
7.50% 4/1/26	600,000	527,073
7.75% 10/1/27	1,510,000	1,318,464
Sunoco 4.875% 1/15/23	1,975,000	1,952,574
Targa Resources Partners
5.375% 2/1/27	1,415,000	1,368,751
6.50% 7/15/27	2,465,000	2,477,325
Transocean 144A 7.25% 11/1/25 #	1,665,000	932,400
Western Midstream Operating 4.75% 8/15/28	2,215,000	2,131,938
WPX Energy
5.25% 10/15/27	2,525,000	2,363,091
5.875% 6/15/28	725,000	696,000
		38,567,296

4 NQ-QIV [6/20] 8/20 (1294188)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services - 1.78%
AerCap Holdings 5.875% 10/10/79 µ	1,405,000	$999,369
AerCap Ireland Capital DAC 6.50% 7/15/25	2,080,000	2,181,375
DAE Funding
144A 4.50% 8/1/22 #	570,000	544,701
144A 5.75% 11/15/23 #	3,782,000	3,616,140
		7,341,585
Healthcare - 6.60%
Bausch Health 144A 6.25% 2/15/29 #	3,095,000	3,116,278
Centene 4.625% 12/15/29	1,355,000	1,438,021
CHS 144A 8.00% 3/15/26 #	2,350,000	2,223,570
Encompass Health 4.75% 2/1/30	3,015,000	2,884,420
Hadrian Merger Sub 144A 8.50% 5/1/26 #	2,326,000	2,114,194
HCA
5.375% 2/1/25	2,075,000	2,228,664
5.875% 2/1/29	1,595,000	1,807,606
Jaguar Holding II
144A 4.625% 6/15/25 #	1,075,000	1,096,043
144A 5.00% 6/15/28 #	1,960,000	2,010,225
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	2,190,000	2,229,694
Surgery Center Holdings 144A 10.00% 4/15/27 #	1,070,000	1,073,809
Tenet Healthcare
144A 6.25% 2/1/27 #	2,230,000	2,220,233
6.875% 11/15/31	1,000,000	898,560
8.125% 4/1/22	1,865,000	1,961,607
		27,302,924
Insurance - 2.14%
GTCR AP Finance 144A 8.00% 5/15/27 #	702,000	725,117
HUB International 144A 7.00% 5/1/26 #	4,239,000	4,243,260
USI 144A 6.875% 5/1/25 #	3,854,000	3,899,728
		8,868,105
Media - 9.66%
Altice Financing 144A 5.00% 1/15/28 #	1,445,000	1,437,710
CCO Holdings
144A 4.50% 8/15/30 #	4,750,000	4,864,736
144A 5.375% 6/1/29 #	2,165,000	2,286,543
Clear Channel Worldwide Holdings 9.25% 2/15/24	1,691,000	1,573,027
Connect Finco 144A 6.75% 10/1/26 #	4,865,000	4,606,669
CSC Holdings
144A 5.375% 7/15/23 #	3,225,000	3,274,020
144A 5.75% 1/15/30 #	1,255,000	1,312,598
144A 7.50% 4/1/28 #	1,425,000	1,559,171
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	2,465,000	2,281,271

NQ-QIV [6/20] 8/20 (1294188) 5

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Television 144A 7.00% 5/15/27 #	2,435,000	$2,502,328
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	1,375,000	1,404,824
Netflix
4.875% 4/15/28	1,775,000	1,900,847
144A 4.875% 6/15/30 #	405,000	433,779
Nexstar Broadcasting 144A 5.625% 7/15/27 #	2,960,000	2,967,489
Radiate Holdco 144A 6.625% 2/15/25 #	2,240,000	2,237,435
Sirius XM Radio 144A 4.125% 7/1/30 #	1,950,000	1,930,909
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,010,000	1,932,113
VTR Finance 144A 6.875% 1/15/24 #	1,415,000	1,447,432
		39,952,901
Real Estate - 1.88%
HAT Holdings I
144A 5.25% 7/15/24 #	950,000	970,881
144A 6.00% 4/15/25 #	1,860,000	1,951,837
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	2,044,496
144A 5.25% 7/15/30 #	1,360,000	1,335,962
MGM Growth Properties Operating Partnership
5.75% 2/1/27	1,420,000	1,457,722
		7,760,898
Services - 2.52%
Clean Harbors 144A 5.125% 7/15/29 #	1,365,000	1,419,730
Gartner 144A 4.50% 7/1/28 #	1,740,000	1,764,708
GFL Environmental 144A 4.25% 6/1/25 #	2,000,000	2,021,250
Prime Security Services Borrower
144A 5.75% 4/15/26 #	2,360,000	2,451,072
144A 6.25% 1/15/28 #	2,950,000	2,786,835
		10,443,595
Technology - 5.03%
Banff Merger Sub 144A 9.75% 9/1/26 #	2,422,000	2,442,732
Camelot Finance 144A 4.50% 11/1/26 #	2,105,000	2,104,663
CommScope Technologies 144A 5.00% 3/15/27 #	1,930,000	1,744,160
Microchip Technology 144A 4.25% 9/1/25 #	3,085,000	3,113,363
Open Text 144A 3.875% 2/15/28 #	700,000	675,171
Open Text Holdings 144A 4.125% 2/15/30 #	2,962,000	2,917,111
Science Applications International 144A 4.875% 4/1/28 #	2,120,000	2,116,990
SS&C Technologies 144A 5.50% 9/30/27 #	3,100,000	3,171,129
Verscend Escrow 144A 9.75% 8/15/26 #	2,345,000	2,533,362
		20,818,681

6 NQ-QIV [6/20] 8/20 (1294188)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation - 2.37%
Delta Air Lines
144A 7.00% 5/1/25 #	2,055,000	$2,123,470
7.375% 1/15/26	2,820,000	2,731,100
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,385,000	1,391,925
Southwest Airlines 5.125% 6/15/27	1,170,000	1,214,722
Stena International 144A 6.125% 2/1/25 #	770,000	737,756
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,755,000	1,584,072
		9,783,045
Utilities - 3.61%
Calpine 144A 5.25% 6/1/26 #	2,365,000	2,394,834
Pacific Gas and Electric 6.05% 3/1/34 ‡	3,565,000	4,256,521
PG&E 5.25% 7/1/30	4,240,000	4,271,800
Vistra Operations
144A 5.00% 7/31/27 #	1,175,000	1,195,856
144A 5.50% 9/1/26 #	225,000	230,860
144A 5.625% 2/15/27 #	2,525,000	2,596,811
		14,946,682
Total Corporate Bonds (cost $367,668,237)		361,842,945

Loan Agreements – 7.81%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%)
4/28/22 •	2,420,358	2,335,645
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 •	3,139,000	3,146,847
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	990,717	973,379
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%)
11/15/21 •	524,000	450,640
Boxer Parent TBD 10/2/25 X	650,411	617,426
BW Gas & Convenience Holdings 6.43% (LIBOR01M +
6.25%) 11/18/24 •	480,253	470,648
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	1,406,375	1,269,957
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	291,467	281,933
Granite US Holdings Tranche B 6.322% (LIBOR06M +
5.25%) 9/30/26 •	2,214,843	1,949,062
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%)
6/17/27 •	2,200,000	2,152,333
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%)
2/14/25 •	2,398,000	2,296,085
Kronos 2nd Lien 9.25% (LIBOR01M + 8.25%) 11/1/24 •	2,324,000	2,325,246
LCPR Loan Financing 5.185% (LIBOR01M + 5.00%)
10/15/26 •	975,000	972,562

NQ-QIV [6/20] 8/20 (1294188) 7

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Merrill Communications Tranche B 1st Lien 6.195%
(LIBOR06M + 5.00%) 10/5/26 •	1,636,775	$1,612,223
Scientific Games International Tranche B-5 3.476%
(LIBOR01M + 2.75%) 8/14/24 •	1,189,339	1,054,349
Stars Group Holdings 3.808% (LIBOR03M + 3.50%)
7/10/25 •	1,269,694	1,265,263
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%)
9/2/24 •	2,404,818	2,132,773
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%)
12/17/26 •	2,340,240	2,240,780
The Ultimate Software Group Tranche 2 TBD 5/3/27 X	2,998,998	3,057,104
Verscend Holding Tranche B 4.678% (LIBOR01M +
4.50%) 8/27/25 •	1,746,658	1,702,992
Total Loan Agreements (cost $32,710,624)		32,307,247

	Number of shares
Short-Term Investments – 4.41%
Money Market Mutual Fund - 4.41%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	3,654,648	$3,654,648
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	3,654,649	3,654,649
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	3,654,649	3,654,649
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	3,654,649	3,654,649
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	3,654,649	3,654,649
Total Short-Term Investments (cost $18,273,244)		18,273,244

Total Value of Securities – 100.63%
(cost $422,531,705)		416,309,737
Liabilities Net of Receivables and Other Assets – (0.63%)		(2,623,747)
Net Assets Applicable to 178,330,063 Shares Outstanding – 100.00%		$413,685,990

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $227,728,134, which represents
55.05% of the Fund’s net assets.
✤ PIK. 100% of the income received was in the form of both cash and principal.
❆ PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

8 NQ-QIV [6/20] 8/20 (1294188)

(Unaudited)

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
Rate will reset at a future date.
y No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

NQ-QIV [6/20] 8/20 (1294188) 9